Revenue - Schedule of Significant Changes in Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Liability [Roll Forward]
Beginning balance	$ 2,284	$ 225	$ 0
Revenue recognized that was included in the contract liabilities beginning balance	(1,667)	(225)	0
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	37	2,284	225
Ending balance	$ 654	$ 2,284	$ 225